Taxation - Summary of Per Share Effect of Tax Holidays (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Effect of tax holiday	$ 824	$ (569)	$ 1,945
Per share effect – basic and diluted	$ 0.00	$ 0.00	$ (0.01)